Research and development expenses	6 Months Ended
Jun. 30, 2025
Research and development expenses
Research and development expenses	Research and development expenses

	Six Months Ended
	June 30,
(in thousands of $)	2025	2024
External research and development expenses	416,448	286,038
Personnel expenses	167,840	132,903
BIS expenses	26,429	16,493
Materials and consumables	3,983	2,309
Depreciation and amortization	5,047	2,769
Other expenses	17,020	9,743
Total research and development expenses	636,767	450,255